Share-based Compensation (Details 4) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Restricted Stock Units (RSU)
Share-based Compensation
Number outstanding/ Exercisable	75,772
Weighted Average Remaining Contractual Life	3 years 15 days
Performance-based settled in stock
Share-based Compensation
Number outstanding/ Exercisable	10,103
Weighted Average Remaining Contractual Life	3 years 7 months 24 days
Time-based-settled in stock/cash
Share-based Compensation
Number outstanding/ Exercisable	45,769
Weighted Average Remaining Contractual Life	3 years 1 month 21 days
Time-based-settled in stock
Share-based Compensation
Number outstanding/ Exercisable	19,900
Weighted Average Remaining Contractual Life	2 years 5 months 27 days